Additional Financial Information - Summary of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 205.7	$ 277.0
Restricted cash included in other current assets	67.9	43.7
Restricted cash included in other non-current assets	0.0	13.7
Total cash, cash equivalents and restricted cash	273.6	334.4	$ 251.4	$ 270.3
LIONS GATE ENTERTAINMENT CORP [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	223.7	314.0
Restricted cash included in other current assets	67.9	43.7
Restricted cash included in other non-current assets	0.0	13.7
Total cash, cash equivalents and restricted cash	$ 291.6	$ 371.4	$ 313.0	$ 384.6